July 21, 2020

BNY MELLON INVESTMENT PORTFOLIOS
-Technology Growth Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser).

Erik A. Swords, Matthew Griffin and Justin Sumner are the fund's primary portfolio managers, a position Mr. Swords has held since March 2019, Mr. Griffin has held since May 2020 and Mr. Sumner has held since July 2020. Mr. Swords is a director and senior research analyst on the Global Research team at Mellon Investments Corporation (Mellon), an affiliate of BNYM Investment Adviser. Mr. Griffin is the head of global equity research and lead portfolio manager for the "Internet of Things" strategy at Mellon. Mr. Sumner is a senior research analyst on the Global Research team at Mellon. The portfolio managers are also employees of BNYM Investment Adviser.

The following information supersedes and replaces the third paragraph in "Fund Details –Management" in the prospectus:

Erik A. Swords, Matthew Griffin and Justin Sumner are the fund's primary portfolio managers responsible for managing the fund's portfolio. Mr. Swords is a director and senior research analyst on the Global Research team at Mellon Investments Corporation, an affiliate of BNYM Investment Adviser, and has been a primary portfolio manager of the fund since March 2019. He has been employed by Mellon or a predecessor company of Mellon since December 2005, and by BNYM Investment Adviser since 2005. Mr. Griffin is the head of global equity research and lead portfolio manager for the "Internet of Things" strategy at Mellon, and has been a primary portfolio manager of the fund since April 2020. Previously, he covered the semiconductor, technology hardware and telecommunications and media industries and serves as a portfolio manager for the Core Research Technology Sector Equity Strategy at Mellon. Mr. Griffin has been employed by Mellon or a predecessor company of Mellon since 2006, and by BNYM Investment Adviser since 2009. Mr. Sumner is a senior research analyst on the Global Research team and a portfolio manager on the Core Research Technology Sector Equity and "Internet of Things" strategies at Mellon. He has been employed by Mellon or a predecessor company of Mellon, and by BNYM Investment Adviser since 2007. Messrs. Swords, Griffin and Sumner manage the fund in their capacity as employees of BNYM Investment Adviser.

0175STK0720

July 21, 2020

BNY MELLON INVESTMENT PORTFOLIOS
Technology Growth Portfolio ("TGP")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

	Registered	Total	Other Pooled			Total
Primary	Investment	Assets	Investment	Total Assets	Other	Assets
Portfolio Manager	Companies	Managed	Vehicles	Managed	Accounts	Managed
Justin Sumner[2]	2	$1.1 B	0	N/A	2	$904 M

2 Because Mr. Sumner became a primary portfolio manager of TGP as of July 21, 2020, his information is as of June 30, 2020.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Number of Accounts
Primary		Subject to Performance	Total Assets of
Portfolio Manager	Type of Account	Fees	Accounts
Justin Sumner	None	None	None

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary
Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Justin Sumner[2]	TGP	None

2 Because Mr. Sumner became a primary portfolio manager of TGP as of July 21, 2020, his information is as of June 30, 2020.

IPSRG-SAISTK-0720